Document and Entity Information	12 Months Ended
Nov. 01, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2012
Registrant Name	ALLIANCEBERNSTEIN GLOBAL THEMATIC GROWTH FUND, INC.
Central Index Key	0000350181
Amendment Flag	false
Document Creation Date	Oct. 31, 2012
Document Effective Date	Nov. 01, 2012
Prospectus Date	Nov. 01, 2012